S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 27, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]	2,800,000 MLAC Class B Ordinary Shares, of which 1,600,000 shares (the”Sponsor Earnout Shares”) shall be held in escrow and shall vest and be released from escrow, in the amounts specified below, upon Pubco meeting the milestones specified below:$25,000 paid to purchase the 7,187,500 MLAC Class B Ordinary Shares (of which 4,387,500 shares will be forfeited upon the Closing).Upon the occurrence of Triggering Event I, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor;Upon the occurrence of Triggering Event II, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor; andUpon the occurrence of Triggering Event III, 533,334 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor.Additional MLAC Class A Ordinary Shares and/or cashAmounts outstanding at the Closing under any MLAC Working Capital Loan will be repaid, at the lender’s option, in either cash or by the issuance of MLAC Class A Ordinary Shares at $10.00 per share.
De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	the Public Shareholders will incur substantial and immediate dilution upon the Closing of the Business Combination.